Financial Instruments - Summary of Carrying Amount and Contractual Maturities of Financial Liabilities (Details) - Liquidity risk - CAD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Carrying amount	$ 95,773	$ 56,876
Financial liabilities	102,189	61,411
Less than one year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	33,294	30,655
One to two years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	43,975	2,493
Two to five years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	19,331	28,263
More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	5,589	0
Accounts payable and accrued liabilities
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Carrying amount	28,970	28,162
Financial liabilities	28,970	28,162
Accounts payable and accrued liabilities | Less than one year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	28,970	28,162
Accounts payable and accrued liabilities | One to two years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Accounts payable and accrued liabilities | Two to five years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Accounts payable and accrued liabilities | More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Credit Facility
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Carrying amount	37,615	24,949
Financial liabilities	39,775	29,149
Credit Facility | Less than one year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	1,178	1,493
Credit Facility | One to two years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	38,597	1,493
Credit Facility | Two to five years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	26,163
Credit Facility | More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Balances of purchase payable, non-interest bearing
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Carrying amount	15,609	3,765
Financial liabilities	17,006	4,100
Balances of purchase payable, non-interest bearing | Less than one year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	1,000	1,000
Balances of purchase payable, non-interest bearing | One to two years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	3,259	1,000
Balances of purchase payable, non-interest bearing | Two to five years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	12,747	2,100
Balances of purchase payable, non-interest bearing | More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	$ 0
Other (included in long-term debt)
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Carrying amount	347
Financial liabilities	347
Other (included in long-term debt) | Less than one year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	126
Other (included in long-term debt) | One to two years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	101
Other (included in long-term debt) | Two to five years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	120
Other (included in long-term debt) | More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0
Lease liabilities
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Carrying amount	13,232
Financial liabilities	16,091
Lease liabilities | Less than one year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	2,020
Lease liabilities | One to two years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	2,018
Lease liabilities | Two to five years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	6,464
Lease liabilities | More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	$ 5,589